Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-71.32%
AAR Corp.(b)(c)	166,839	$8,582,198
Aerojet Rocketdyne Holdings, Inc.(b)	363,800	20,343,696
AeroVironment, Inc.(b)(c)	119,628	10,643,303
Axon Enterprise, Inc.(b)(c)	307,638	60,124,771
Boeing Co. (The)(b)	619,402	131,932,626
BWX Technologies, Inc.	350,176	21,311,711
CAE, Inc. (Canada)(b)(c)	1,445,122	32,659,757
Curtiss-Wright Corp.(c)	120,224	19,933,139
Ducommun, Inc.(b)	54,103	3,126,071
Elbit Systems Ltd. (Israel)(c)	204,543	34,604,585
General Dynamics Corp.	448,674	104,567,962
HEICO Corp.	213,939	36,572,872
Hexcel Corp.	344,221	24,295,118
Howmet Aerospace, Inc.	1,239,398	50,431,105
Huntington Ingalls Industries, Inc.	163,193	35,990,584
Kaman Corp.(c)	101,248	2,553,475
Kratos Defense & Security Solutions, Inc.(b)(c)	598,952	6,858,000
L3Harris Technologies, Inc.(c)	388,437	83,444,036
Leonardo DRS, Inc.(b)	1,138,282	15,196,065
Lockheed Martin Corp.	248,949	115,328,114
Maxar Technologies, Inc.	354,561	18,320,167
Mercury Systems, Inc.(b)(c)	275,727	13,782,214
Moog, Inc., Class A	94,200	8,979,144
Northrop Grumman Corp.	225,313	100,949,236
Parsons Corp.(b)	269,101	11,711,276
Raytheon Technologies Corp.	1,216,966	121,514,055
Spirit AeroSystems Holdings, Inc., Class A(c)	500,513	18,093,545
Textron, Inc.	713,775	51,998,509
TransDigm Group, Inc.	80,048	57,454,452
Triumph Group, Inc.(b)	302,917	3,450,225
V2X, Inc.(b)	118,807	5,246,517
Woodward, Inc.(c)	181,164	18,525,831
		1,248,524,359
Communications Equipment-0.49%
Comtech Telecommunications Corp.	132,086	2,094,884
Viasat, Inc.(b)(c)	188,047	6,478,219
		8,573,103
Containers & Packaging-0.60%
Ball Corp.(c)	180,271	10,498,983
Diversified Telecommunication Services-0.48%
Iridium Communications, Inc.(b)	141,493	8,466,941
Electronic Equipment, Instruments & Components-2.98%
Keysight Technologies, Inc.(b)	93,528	16,774,247
OSI Systems, Inc.(b)(c)	50,292	4,763,155
Teledyne Technologies, Inc.(b)	64,641	27,424,591
TTM Technologies, Inc.(b)(c)	203,720	3,202,478
		52,164,471
Industrial Conglomerates-9.39%
General Electric Co.	833,983	67,118,952
Honeywell International, Inc.	466,623	97,281,563
		164,400,515
	Shares	Value
Machinery-3.28%
Oshkosh Corp.(c)	115,239	$11,613,787
Parker-Hannifin Corp.	140,427	45,779,202
		57,392,989
Metals & Mining-0.83%
ATI, Inc.(b)(c)	398,254	14,492,463
Professional Services-9.94%
Booz Allen Hamilton Holding Corp.	477,850	45,223,724
CACI International, Inc., Class A(b)	78,219	24,098,492
Jacobs Solutions, Inc.	150,177	18,554,368
KBR, Inc.	518,786	26,577,407
Leidos Holdings, Inc.	415,616	41,079,486
Planet Labs PBC(b)(c)	419,217	2,075,124
Science Applications International Corp.	158,585	16,457,951
		174,066,552
Software-0.68%
Palantir Technologies, Inc., Class A(b)(c)	1,374,361	10,692,529
Telos Corp.(b)(c)	236,519	1,147,117
		11,839,646
Total Common Stocks & Other Equity Interests (Cost $1,628,286,579)		1,750,420,022

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $995,366)	995,366	995,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,629,281,945)		1,751,415,388
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.26%
Invesco Private Government Fund, 4.36%(d)(e)(f)	20,896,833	20,896,833
Invesco Private Prime Fund, 4.59%(d)(e)(f)	53,730,897	53,747,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $74,644,810)		74,643,849
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $1,703,926,755)		1,826,059,237
OTHER ASSETS LESS LIABILITIES-(4.31)%		(75,466,837)
NET ASSETS-100.00%		$1,750,592,400
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$337,190	$19,811,875	$(19,153,699)	$-	$-	$995,366	$12,641
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,045,121	281,564,284	(285,712,572)	-	-	20,896,833	560,418*
Invesco Private Prime Fund	59,781,622	586,973,641	(593,048,183)	(3,242)	43,178	53,747,016	1,554,639*
Total	$85,163,933	$888,349,800	$(897,914,454)	$(3,242)	$43,178	$75,639,215	$2,127,698

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.77%
T-Mobile US, Inc.(b)	55,511	$8,288,347
Consumer Discretionary-11.72%
AutoNation, Inc.(b)(c)	52,982	6,713,879
Chipotle Mexican Grill, Inc.(b)(c)	4,916	8,093,604
Darden Restaurants, Inc.	38,158	5,646,239
H&R Block, Inc.(c)	134,395	5,238,717
Home Depot, Inc. (The)	31,074	10,073,259
MGM Resorts International	167,380	6,931,206
NVR, Inc.(b)	1,821	9,596,670
O’Reilly Automotive, Inc.(b)	35,253	27,932,715
Penske Automotive Group, Inc.	52,198	6,671,948
Service Corp. International(c)	206,683	15,325,544
Tempur Sealy International, Inc.(c)	185,592	7,562,874
TJX Cos., Inc. (The)	129,249	10,580,323
Tractor Supply Co.	25,609	5,838,596
		126,205,574
Consumer Staples-3.79%
BJ’s Wholesale Club Holdings, Inc.(b)	82,193	5,956,527
Celsius Holdings, Inc.(b)(c)	53,355	5,352,574
Costco Wholesale Corp.	24,332	12,437,058
Estee Lauder Cos., Inc. (The), Class A	38,400	10,639,872
Performance Food Group Co.(b)	105,193	6,450,435
		40,836,466
Energy-7.50%
Antero Midstream Corp.(c)	571,850	6,233,165
Chord Energy Corp.	60,109	8,615,423
Exxon Mobil Corp.	53,635	6,222,196
Helmerich & Payne, Inc.	119,987	5,812,170
Hess Corp.	46,033	6,912,315
Marathon Petroleum Corp.	66,659	8,567,015
Occidental Petroleum Corp.	99,469	6,444,597
ONEOK, Inc.	84,615	5,794,435
Targa Resources Corp.	240,690	18,056,564
Texas Pacific Land Corp.(c)	4,069	8,121,114
		80,778,994
Financials-7.01%
Aon PLC, Class A	29,328	9,346,247
Arthur J. Gallagher & Co.(c)	30,203	5,911,331
Globe Life, Inc.	46,815	5,657,593
Marsh & McLennan Cos., Inc.	32,804	5,737,748
MSCI, Inc.	34,918	18,561,012
Nasdaq, Inc.	92,366	5,559,509
W.R. Berkley Corp.	351,821	24,676,725
		75,450,165
Health Care-12.10%
Acadia Healthcare Co., Inc.(b)	102,856	8,641,961
Chemed Corp.	13,033	6,583,490
Danaher Corp.	85,012	22,475,473
Eli Lilly and Co.	17,896	6,158,908
Halozyme Therapeutics, Inc.(b)	100,449	5,200,245
IDEXX Laboratories, Inc.(b)	32,765	15,743,582
Intuitive Surgical, Inc.(b)	23,138	5,684,775
Medpace Holdings, Inc.(b)(c)	57,827	12,783,815
Mettler-Toledo International, Inc.(b)	14,806	22,696,413
Thermo Fisher Scientific, Inc.	12,741	7,266,575
United Therapeutics Corp.(b)	20,433	5,377,353
UnitedHealth Group, Inc.	23,338	11,650,096
		130,262,686
	Shares	Value
Industrials-24.97%
AMETEK, Inc.	39,336	$5,700,573
Booz Allen Hamilton Holding Corp.	79,376	7,512,145
Builders FirstSource, Inc.(b)	108,622	8,657,173
Cintas Corp.	25,803	11,449,823
Copart, Inc.(b)	398,651	26,554,143
CoStar Group, Inc.(b)	178,879	13,934,674
Deere & Co.	14,010	5,923,988
Equifax, Inc.(c)	33,516	7,447,255
Evoqua Water Technologies Corp.(b)	152,696	7,407,283
Howmet Aerospace, Inc.	140,071	5,699,489
IDEX Corp.	66,378	15,909,479
Illinois Tool Works, Inc.	26,510	6,257,420
Old Dominion Freight Line, Inc.(c)	68,559	22,846,601
Quanta Services, Inc.	51,981	7,910,988
Rollins, Inc.	719,703	26,197,189
Snap-on, Inc.(c)	30,716	7,639,991
Tetra Tech, Inc.	40,504	6,299,182
Trane Technologies PLC	62,547	11,203,419
TransDigm Group, Inc.	29,310	21,037,253
United Rentals, Inc.(b)	16,788	7,402,669
W.W. Grainger, Inc.	27,583	16,259,627
WESCO International, Inc.(b)	78,845	11,748,694
WillScot Mobile Mini Holdings Corp.(b)	160,408	7,773,372
		268,772,430
Information Technology-24.14%
Amphenol Corp., Class A	269,110	21,466,905
Apple, Inc.	229,023	33,045,729
Applied Materials, Inc.	62,904	7,013,167
Automatic Data Processing, Inc.	21,805	4,923,787
Cadence Design Systems, Inc.(b)	145,615	26,622,790
CDW Corp.	42,804	8,390,868
Enphase Energy, Inc.(b)	18,132	4,014,062
First Solar, Inc.(b)	34,719	6,166,094
Fiserv, Inc.(b)	159,117	16,974,602
Gartner, Inc.(b)	15,863	5,363,915
Intuit, Inc.	32,280	13,643,788
Keysight Technologies, Inc.(b)	39,550	7,093,292
KLA Corp.	20,912	8,207,542
Lattice Semiconductor Corp.(b)	244,331	18,517,846
Mastercard, Inc., Class A	81,206	30,094,944
ON Semiconductor Corp.(b)	145,798	10,708,863
Teledyne Technologies, Inc.(b)	45,590	19,342,013
VeriSign, Inc.(b)	27,734	6,047,399
Visa, Inc., Class A(c)	52,785	12,151,635
		259,789,241
Materials-5.14%
Commercial Metals Co.(c)	110,973	6,022,505
Graphic Packaging Holding Co.	684,716	16,494,809
Louisiana-Pacific Corp.	92,515	6,299,346
Nucor Corp.	41,161	6,957,032
Olin Corp.	172,721	11,156,049
Steel Dynamics, Inc.	69,720	8,411,021
		55,340,762
Real Estate-0.68%
Ryman Hospitality Properties, Inc.	78,626	7,303,569
Utilities-2.09%
American Water Works Co., Inc.	36,281	5,677,614
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Constellation Energy Corp.	61,626	$5,260,395
NextEra Energy, Inc.	154,305	11,515,782
		22,453,791
Total Common Stocks & Other Equity Interests (Cost $963,148,183)		1,075,482,025
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $940,736)	940,736	940,736
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $964,088,919)		1,076,422,761
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.30%
Invesco Private Government Fund, 4.36%(d)(e)(f)	15,963,191	$15,963,191
Invesco Private Prime Fund, 4.59%(d)(e)(f)	41,043,799	41,056,111
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,020,545)		57,019,302
TOTAL INVESTMENTS IN SECURITIES-105.30% (Cost $1,021,109,464)		1,133,442,063
OTHER ASSETS LESS LIABILITIES-(5.30)%		(57,056,907)
NET ASSETS-100.00%		$1,076,385,156

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$932,748	$13,509,494	$(13,501,506)	$-	$-	$940,736	$12,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,147,289	218,449,546	(220,633,644)	-	-	15,963,191	367,048*
Invesco Private Prime Fund	41,729,944	517,565,557	(518,247,621)	(1,452)	9,683	41,056,111	1,015,970*
Total	$60,809,981	$749,524,597	$(752,382,771)	$(1,452)	$9,683	$57,960,038	$1,395,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-82.57%
Biotechnology-0.61%
PureTech Health PLC(b)	423,672	$1,327,429
Capital Markets-53.75%
3i Group PLC (United Kingdom)	630,026	12,216,104
Alaris Equity Partners Income (Canada)(c)	80,955	1,083,566
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	48,288	823,883
Blackstone Secured Lending Fund	65,015	1,599,369
Blackstone, Inc., Class A	113,196	10,862,288
Blue Owl Capital, Inc.(c)	790,159	9,940,200
Bridgepoint Group PLC (United Kingdom)(c)(d)	1,218,636	3,585,631
Carlyle Group, Inc. (The)	259,260	9,325,582
Chrysalis Investments Ltd. (Guernsey)(b)(c)	1,101,195	1,175,377
EQT AB (Sweden)(c)	415,223	9,276,267
Gimv N.V. (Belgium)	44,048	2,069,009
Hamilton Lane, Inc., Class A(c)	42,419	3,302,743
Intermediate Capital Group PLC (United Kingdom)	334,079	5,708,636
IP Group PLC (United Kingdom)	1,845,076	1,385,600
JAFCO Group Co. Ltd. (Japan)	115,457	2,051,760
KKR & Co., Inc., Class A	185,804	10,369,721
Molten Ventures PLC (United Kingdom)(b)	305,712	1,345,872
Onex Corp. (Canada)	108,487	5,591,225
P10, Inc., Class A(c)	97,945	1,106,779
Partners Group Holding AG (Switzerland)	9,938	9,237,608
Patria Investments Ltd., Class A (Cayman Islands)	113,094	1,745,040
Ratos AB, Class B (Sweden)(c)	461,880	1,855,496
StepStone Group, Inc., Class A	86,060	2,512,091
TPG, Inc.(c)	236,574	7,620,049
VNV Global AB (Sweden)(b)(c)	164,454	448,919
		116,238,815
Diversified Consumer Services-1.29%
Graham Holdings Co., Class B	4,260	2,783,101
Diversified Financial Services-15.21%
Cannae Holdings, Inc.(b)	66,221	1,618,441
Compass Diversified Holdings	81,627	1,821,915
Eurazeo SE (France)	135,783	9,474,767
Kinnevik AB, Class B (Sweden)(b)(c)	383,011	5,873,313
Sofina S.A. (Belgium)(c)	37,928	8,963,319
Wendel SE (France)	48,706	5,131,026
		32,882,781
Industrial Conglomerates-6.72%
Fosun International Ltd. (China)	5,307,348	4,929,163
Melrose Industries PLC (United Kingdom)	5,492,090	9,614,594
		14,543,757
Interactive Media & Services-1.78%
IAC, Inc.(b)	67,967	3,840,136
IT Services-1.10%
Digital Garage, Inc. (Japan)	67,175	2,383,887
Trading Companies & Distributors-2.11%
Seven Group Holdings Ltd. (Australia)(c)	285,679	4,563,556
Total Common Stocks & Other Equity Interests (Cost $205,584,320)		178,563,462
	Shares	Value

Closed-End Funds-15.60%
Apax Global Alpha Ltd. (Guernsey)(c)(d)	922,542	$2,021,622
Ares Capital Corp.(c)	316,532	6,131,225
FS KKR Capital Corp., BDC(c)	155,503	3,057,189
Goldman Sachs BDC, Inc., BDC	34,462	537,952
Golub Capital BDC, Inc.(c)	75,584	1,035,501
HBM Healthcare Investments AG (Switzerland), Class A(b)(c)	9,922	2,316,483
Hercules Capital, Inc.(c)	37,581	534,026
HgCapital Trust PLC (United Kingdom)(c)	926,308	4,059,748
Main Street Capital Corp.	40,521	1,601,795
NB Private Equity Partners Ltd. (Guernsey)(c)	78,110	1,533,773
New Mountain Finance Corp., BDC(Acquired 03/28/2019 - 01/31/2023; Cost $1,031,208)(c)(e)	82,073	1,060,383
Oakley Capital Investments Ltd. (Bermuda)(c)	290,296	1,618,948
Oaktree Specialty Lending Corp.	48,233	965,141
Owl Rock Capital Corp., BDC(c)	200,836	2,624,927
Princess Private Equity Holding Ltd. (Guernsey)(c)	107,177	1,049,925
Prospect Capital Corp.(c)	134,263	1,006,972
Sixth Street Specialty Lending, Inc.(c)	28,353	542,960
Syncona Ltd. (United Kingdom)(b)(c)	938,165	2,025,828
Total Closed-End Funds (Cost $34,757,066)		33,724,398
	Shares
Money Market Funds-0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(f)(g) (Cost $2,084,024)	2,084,024	2,084,024
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $242,425,410)		214,371,884
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.50%
Invesco Private Government Fund, 4.36%(f)(g)(h)	16,646,801	16,646,801
Invesco Private Prime Fund, 4.59%(f)(g)(h)	42,801,266	42,814,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,459,519)		59,460,907
TOTAL INVESTMENTS IN SECURITIES-126.63% (Cost $301,884,929)		273,832,791
OTHER ASSETS LESS LIABILITIES-(26.63)%		(57,581,083)
NET ASSETS-100.00%		$216,251,708

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
BDC	-Business Development Company

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $5,607,253, which represented 2.59% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,395,158	$9,962,502	$(10,273,636)	$-	$-	$2,084,024	$29,935
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,533,789	63,177,456	(55,064,444)	-	-	16,646,801	242,254*
Invesco Private Prime Fund	20,226,755	139,889,018	(117,309,397)	1,168	6,562	42,814,106	662,092*
Total	$31,155,702	$213,028,976	$(182,647,477)	$1,168	$6,562	$61,544,931	$934,281

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	18.47%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Day CORRA plus 55 basis points	Monthly	October-2023	CAD	1,814,360	$-	$25,365	$25,365

Abbreviations:
CAD	-Canadian Dollar
CORRA	-Canadian Overnight Repo Rate Average

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%(b)
Communication Services-25.33%
Autohome, Inc., ADR	84,985	$2,962,577
Baidu, Inc., ADR(c)	161,036	21,688,329
Bilibili, Inc., ADR(c)(d)	152,402	3,810,050
DouYu International Holdings Ltd., ADR(c)	223,770	407,261
Hello Group, Inc., ADR(d)	219,384	2,248,686
iQIYI, Inc., ADR(c)	478,426	3,205,454
JOYY, Inc., ADR	73,594	2,625,834
Kanzhun Ltd., ADR(c)(d)	308,921	7,503,691
NetEase, Inc., ADR(d)	122,957	10,895,220
Sohu.com Ltd., ADR(c)(d)	50,808	819,025
Tencent Music Entertainment Group, ADR(c)	866,070	7,266,327
Weibo Corp., ADR(c)(d)	105,751	2,405,835
		65,838,289
Consumer Discretionary-53.54%
Alibaba Group Holding Ltd., ADR(c)	199,731	22,010,356
Baozun, Inc., ADR(c)(d)	62,123	472,756
China Automotive Systems, Inc.(c)	38,333	331,581
Dada Nexus Ltd., ADR(c)(d)	120,715	1,570,502
H World Group Ltd., ADR(d)	220,632	10,475,607
JD.com, Inc., ADR(d)	305,834	18,206,298
Kaixin Auto Holdings (Hong Kong)(c)	250,407	102,667
Kandi Technologies Group, Inc.(c)	94,216	253,441
Li Auto, Inc., ADR(c)(d)	397,455	9,896,630
MINISO Group Holding Ltd., ADR(d)	111,524	1,697,395
New Oriental Education & Technology Group, Inc., ADR(c)	149,567	6,377,537
Newegg Commerce, Inc.(c)(d)	477,131	882,692
NIO, Inc., ADR(c)(d)	1,368,401	16,516,600
Niu Technologies, ADR(c)	64,440	347,332
Pinduoduo, Inc., ADR(c)	213,156	20,885,025
TAL Education Group, ADR(c)	575,236	4,204,975
Trip.com Group Ltd., ADR(c)(d)	273,688	10,060,771
Uxin Ltd., ADR(c)(d)	36,975	117,950
Vipshop Holdings Ltd., ADR(c)	660,926	10,224,525
Xpeng, Inc., ADR(c)(d)	428,581	4,560,102
		139,194,742
Consumer Staples-0.32%
111, Inc., ADR(c)	61,292	186,941
Yatsen Holding Ltd., ADR(c)	403,375	653,467
		840,408
Financials-3.88%
360 DigiTech, Inc., ADR(d)	170,082	4,104,079
Fanhua, Inc., ADR(d)	42,059	326,378
LexinFintech Holdings Ltd., ADR(c)	181,774	603,490
Lufax Holding Ltd., ADR	1,080,093	3,294,284
Noah Holdings Ltd., ADR(c)(d)	42,214	799,111
Qudian, Inc., ADR(c)	254,139	315,132
Up Fintech Holding Ltd., ADR(c)(d)	161,891	655,658
		10,098,132
Health Care-1.83%
Burning Rock Biotech Ltd., ADR(c)	70,826	206,104
I-Mab, ADR(c)(d)	69,130	416,163
Meihua International Medical Technologies Co. Ltd.(c)(d)	30,390	452,507
Zai Lab Ltd., ADR(c)(d)	87,610	3,691,885
		4,766,659
	Shares	Value
Industrials-4.25%
CBAK Energy Technology, Inc.(c)(d)	112,942	$131,013
EHang Holdings Ltd., ADR(c)(d)	45,044	636,922
ReneSola Ltd., ADR(c)	65,629	332,083
ZTO Express (Cayman), Inc., ADR(d)	348,791	9,944,031
		11,044,049
Information Technology-7.19%
Agora, Inc., ADR(c)(d)	90,907	353,628
Canaan, Inc., ADR(c)(d)	200,939	630,948
Canadian Solar, Inc. (Canada)(c)	81,564	3,431,398
Chindata Group Holdings Ltd., ADR(c)	158,610	1,314,877
Daqo New Energy Corp., ADR(c)	93,979	4,276,984
GDS Holdings Ltd., ADR(c)(d)	112,057	2,616,531
Hollysys Automation Technologies Ltd.(d)	78,650	1,466,036
JinkoSolar Holding Co. Ltd., ADR(c)(d)	50,730	2,860,157
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	134,032	643,354
Renren, Inc., ADR	11,360	21,811
Vnet Group, Inc., ADR(c)(d)	170,721	1,003,840
WeTrade Group, Inc.(c)(d)	247,558	77,758
		18,697,322
Materials-0.04%
Huadi International Group Co. Ltd.(c)(d)	18,063	100,791
Real Estate-3.65%
KE Holdings, Inc., ADR(c)	516,785	9,477,837
Total Common Stocks & Other Equity Interests (Cost $332,442,705)		260,058,229

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $165,681)	165,681	165,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $332,608,386)		260,223,910
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.62%
Invesco Private Government Fund, 4.36%(e)(f)(g)	19,284,926	19,284,926
Invesco Private Prime Fund, 4.59%(e)(f)(g)	49,894,348	49,909,315
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,194,440)		69,194,241
TOTAL INVESTMENTS IN SECURITIES-126.71% (Cost $401,802,826)		329,418,151
OTHER ASSETS LESS LIABILITIES-(26.71)%		(69,446,848)
NET ASSETS-100.00%		$259,971,303
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at January 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$163,140	$4,528,346	$(4,525,805)	$-	$-	$165,681	$4,666
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,508,565	143,620,372	(146,844,011)	-	-	19,284,926	399,369*
Invesco Private Prime Fund	52,545,493	288,308,027	(290,957,750)	(4,715)	18,260	49,909,315	1,104,109*
Total	$75,217,198	$436,456,745	$(442,327,566)	$(4,715)	$18,260	$69,359,922	$1,508,144

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.29%
Automobiles-14.95%
Li Auto, Inc., A Shares (China)(b)	772,800	$9,621,832
Lucid Group, Inc.(b)(c)	289,453	3,383,706
NIO, Inc., ADR (China)(b)(c)	942,248	11,372,933
Rivian Automotive, Inc., Class A(b)(c)	217,136	4,212,438
Tesla, Inc.(b)	89,573	15,515,835
Workhorse Group, Inc.(b)(c)	114,817	253,746
Xpeng, Inc. (China)(b)	582,800	3,078,791
Yadea Group Holdings Ltd. (China)(d)	843,353	1,921,565
		49,360,846
Building Products-3.95%
Advanced Drainage Systems, Inc.	46,169	4,655,682
Kingspan Group PLC (Ireland)	104,755	6,706,582
Rockwool A/S, Class B (Denmark)(c)	5,843	1,672,405
		13,034,669
Chemicals-1.65%
FutureFuel Corp.	6,441	59,708
Umicore S.A. (Belgium)	142,390	5,377,968
		5,437,676
Commercial Services & Supplies-0.47%
China Everbright Environment Group Ltd. (China)	2,355,286	1,045,652
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(d)	327,723	114,139
Midac Holdings Co. Ltd. (Japan)	4,917	107,460
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	53,000	298,514
		1,565,765
Construction & Engineering-0.88%
China Conch Venture Holdings Ltd. (China)	1,105,563	2,338,473
OX2 AB (Sweden)(b)	61,438	472,090
ReneSola Ltd., ADR (China)(b)	19,299	97,653
		2,908,216
Electric Utilities-0.03%
Fastned B.V., CVA (Netherlands)(b)	2,500	101,274
Electrical Equipment-16.23%
Alfen N.V. (Netherlands)(b)(c)(d)	15,410	1,429,540
Blink Charging Co.(b)(c)	27,563	375,132
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)	343,207	162,092
Contemporary Amperex Technology Co. Ltd., A Shares (China)	100,100	6,939,166
CS Wind Corp. (South Korea)	17,498	918,598
Energiekontor AG (Germany)	5,027	429,062
Fagerhult AB (Sweden)(c)	57,635	269,473
Ginlong Technologies Co. Ltd., A Shares (China)(b)	16,500	449,942
Jiangsu GoodWe Power Supply Technology Co. Ltd., A Shares (China)	5,211	315,332
Kempower OYJ (Finland)(b)(c)	11,860	296,860
Ming Yang Smart Energy Group Ltd., A Shares (China)	103,200	428,088
Nordex SE (Germany)(b)(c)	93,533	1,410,968
Plug Power, Inc.(b)(c)	357,384	6,082,676
PNE AG (Germany)(c)	30,591	548,186
PowerCell Sweden AB (Sweden)(b)(c)	34,936	467,490
Pylon Technologies Co., Ltd., A Shares (China)	6,696	305,261
Shoals Technologies Group, Inc., Class A(b)(c)	93,324	2,602,806
	Shares	Value
Electrical Equipment-(continued)
Signify N.V.	85,107	$3,069,554
Stem, Inc.(b)(c)	40,131	395,692
Sungrow Power Supply Co. Ltd., A Shares (China)	63,600	1,229,862
SunPower Corp.(b)(c)	61,332	1,069,017
Sunrun, Inc.(b)(c)	130,811	3,437,713
Titan Wind Energy Suzhou Co. Ltd., A Shares (China)	103,700	251,677
TPI Composites, Inc.(b)	25,567	333,649
Vestas Wind Systems A/S (Denmark)(c)	674,459	19,683,777
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)	677,420	694,744
		53,596,357
Electronic Equipment, Instruments & Components-0.64%
Badger Meter, Inc.	18,108	2,098,717
Equity REITs-17.05%
Advance Logistics Investment Corp. (Japan)	694	747,458
AEON REIT Investment Corp. (Japan)(c)	1,095	1,211,117
Brandywine Realty Trust	98,854	648,482
CapitaLand Integrated Commercial Trust (Singapore)	3,787,971	6,213,641
Centuria Office REIT (Australia)	224,597	254,268
Covivio (France)	30,362	2,082,236
CRE Logistics REIT, Inc. (Japan)(c)	488	663,512
Digital Realty Trust, Inc.	148,391	17,008,577
Douglas Emmett, Inc.(c)	122,697	2,055,175
First Capital REIT (Canada)	60,319	811,426
Frasers Centrepoint Trust (Singapore)	663,874	1,126,595
Fukuoka REIT Corp. (Japan)	272	350,019
Global One Real Estate Investment Corp. (Japan)	322	266,503
Inmobiliaria Colonial SOCIMI S.A. (Spain)(c)	179,176	1,305,568
Japan Excellent, Inc. (Japan)	618	589,781
Keppel REIT (Singapore)	1,711,049	1,261,228
Klepierre S.A. (France)	147,726	3,747,325
Lar Espana Real Estate SOCIMI S.A. (Spain)	12,857	64,092
Mapletree Pan Asia Commercial Trust (Singapore)	1,627,638	2,267,434
Mercialys S.A. (France)	48,029	533,138
Merlin Properties SOCIMI S.A. (Spain)	204,183	1,995,326
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)	388	1,221,153
Mori Hills REIT Investment Corp. (Japan)(c)	1,050	1,193,910
Nippon Prologis REIT, Inc. (Japan)	1,540	3,500,172
OUE Commercial REIT (Singapore)	1,515,346	405,464
Paragon REIT (Singapore)	686,240	510,428
Paramount Group, Inc.(c)	115,620	745,749
Piedmont Office Realty Trust, Inc., Class A	72,120	764,472
Vornado Realty Trust	112,302	2,739,046
		56,283,295
Food Products-3.34%
Darling Ingredients, Inc.(b)	110,936	7,353,948
Grieg Seafood ASA (Norway)	32,907	293,546
Minerva S.A. (Brazil)	206,100	566,310
Salmar ASA (Norway)	42,691	1,981,044
SLC Agricola S.A. (Brazil)	82,850	834,773
		11,029,621
Household Durables-1.49%
KB Home	53,393	2,052,961
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Household Durables-(continued)
Meritage Homes Corp.(b)	25,191	$2,712,819
Neinor Homes S.A. (Spain)(c)(d)	15,908	160,165
		4,925,945
Independent Power and Renewable Electricity Producers-9.58%
Altus Power, Inc.(b)	41,479	332,662
BCPG PCL, NVDR (Thailand)	1,121,345	335,211
Boralex, Inc., Class A (Canada)	74,078	2,066,867
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(c)(d)	607,387	318,303
CECEP Solar Energy Co. Ltd., A Shares (China)	220,200	249,629
CECEP Wind-Power Corp., A Shares (China)	337,000	198,886
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,643,772	543,155
China Everbright Greentech Ltd. (China)(c)(d)	328,972	80,579
China Three Gorges Renewables Group Co. Ltd., A Shares (China)	1,300,700	1,108,928
Concord New Energy Group Ltd. (Hong Kong)	5,281,633	512,090
EDP Renovaveis S.A. (Spain)(c)	212,335	4,620,421
Encavis AG (Germany)	89,569	1,722,280
Energix-Renewable Energies Ltd. (Israel)	206,038	679,023
Enlight Renewable Energy Ltd. (Israel)(b)	78,204	1,618,751
eRex Co. Ltd. (Japan)	26,918	498,999
Greenvolt-Energias Renovaveis S.A. (Portugal)(b)(c)	51,189	428,655
Grenergy Renovables S.A. (Spain)(b)	12,443	450,352
Montauk Renewables, Inc.(b)(c)	49,548	550,478
Neoen S.A. (France)(d)	37,489	1,405,060
NextEra Energy Partners L.P.(c)	60,342	4,423,069
Omega Energia S.A. (Brazil)(b)	240,191	416,558
Ormat Technologies, Inc.(c)	32,577	3,015,001
RENOVA, Inc. (Japan)(b)	26,631	462,403
Scatec ASA (South Africa)(d)	85,187	689,974
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	59,640	1,223,169
SPCG PCL, NVDR (Thailand)	326,045	145,194
Sunnova Energy International, Inc.(b)(c)	72,270	1,407,820
Super Energy Corp. PCL, NVDR (Thailand)	12,898,520	246,877
TransAlta Renewables, Inc. (Canada)(c)	83,965	770,211
Voltalia S.A. (France)(b)(c)	29,935	568,288
West Holdings Corp. (Japan)	18,218	545,205
		31,634,098
IT Services-0.33%
Chindata Group Holdings Ltd., ADR (China)(b)	91,035	754,680
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	69,439	333,307
		1,087,987
Machinery-2.83%
Alstom S.A. (France)(c)	214,736	6,379,011
Ebusco Holding N.V. (Netherlands)(b)(c)	6,528	96,150
Energy Recovery, Inc.(b)	29,390	650,401
Hyliion Holdings Corp.(b)(c)	60,170	215,408
Lion Electric Co. (The) (Canada)(b)	29,054	75,991
Proterra, Inc.(b)(c)	120,837	616,269
Riyue Heavy Industry Co. Ltd., A Shares (China)	34,800	123,781
Stadler Rail AG (Switzerland)(c)	31,072	1,185,010
		9,342,021
	Shares	Value
Metals & Mining-0.53%
Schnitzer Steel Industries, Inc., Class A	16,202	$548,276
Sims Ltd.	109,680	1,191,934
		1,740,210
Oil, Gas & Consumable Fuels-0.70%
Enviva, Inc.(c)	22,979	1,045,085
REX American Resources Corp.(b)	9,495	310,676
VERBIO Vereinigte BioEnergie AG (Germany)	14,786	929,778
Waga Energy S.A. (France)(b)	1,238	37,647
		2,323,186
Paper & Forest Products-2.80%
Canfor Corp. (Canada)(b)	38,282	723,266
Mercer International, Inc. (Germany)	31,386	399,544
Suzano S.A. (Brazil)	502,700	4,577,315
West Fraser Timber Co. Ltd. (Canada)	40,886	3,544,873
		9,244,998
Real Estate Management & Development-0.70%
Deutsche EuroShop AG (Germany)(c)	5,720	134,805
Platzer Fastigheter Holding AB, Class B (Sweden)	32,172	282,073
Swire Properties Ltd. (Hong Kong)	672,721	1,895,240
		2,312,118
Road & Rail-5.53%
BTS Group Holdings PCL, NVDR (Thailand)	4,411,970	1,132,275
BTS Group Holdings PCL, Wts., expiring 11/20/2026 (Thailand)(b)	1	0
Central Japan Railway Co. (Japan)	96,098	11,692,057
MTR Corp. Ltd. (Hong Kong)	1,011,184	5,427,369
		18,251,701
Semiconductors & Semiconductor Equipment-13.82%
Duk San Neolux Co. Ltd. (South Korea)(b)	6,946	205,243
Enphase Energy, Inc.(b)	52,027	11,517,737
First Solar, Inc.(b)	66,173	11,752,325
GCL System Integration Technology Co. Ltd., A Shares (China)(b)	217,100	104,274
JA Solar Technology Co. Ltd., A Shares (China)	99,320	971,005
LONGi Green Energy Technology Co. Ltd., A Shares (China)	309,072	2,214,604
Maxeon Solar Technologies Ltd.(b)(c)	17,696	388,604
SMA Solar Technology AG (Germany)(b)	7,276	613,203
SolarEdge Technologies, Inc.(b)	38,313	12,226,828
TSEC Corp. (Taiwan)(b)	383,000	474,960
United Renewable Energy Co. Ltd. (Taiwan)(b)	1,084,075	763,765
Xinyi Solar Holdings Ltd. (China)	3,349,309	4,378,386
		45,610,934
Software-0.17%
CM.com N.V. (Netherlands)(b)(c)(d)	11,688	156,688
Tuya, Inc., ADR (China)(b)	139,597	389,475
		546,163
Transportation Infrastructure-0.34%
Taiwan High Speed Rail Corp. (Taiwan)	1,155,000	1,126,818
Water Utilities-0.28%
Beijing Enterprises Water Group Ltd. (China)	3,077,748	786,804
China Everbright Water Ltd. (China)	659,113	130,383
		917,187
Total Common Stocks & Other Equity Interests (Cost $362,187,885)		324,479,802

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value

Exchange-Traded Funds-1.67%
iShares MSCI India ETF(b)(c) (Cost $5,725,882)	134,615	$5,517,869
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $367,913,767)		329,997,671
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.56%
Invesco Private Government Fund, 4.36%(e)(f)(g)	17,083,582	17,083,582
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	44,182,795	$44,196,049
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,277,262)		61,279,631
TOTAL INVESTMENTS IN SECURITIES-118.52% (Cost $429,191,029)		391,277,302
OTHER ASSETS LESS LIABILITIES-(18.52)%		(61,140,384)
NET ASSETS-100.00%		$330,136,918

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $6,276,013, which represented 1.90% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,964,642	$(8,964,642)	$-	$-	$-	$2,403
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,369,013	120,368,309	(131,653,740)	-	-	17,083,582	381,124*
Invesco Private Prime Fund	66,151,778	254,255,610	(276,225,868)	1,889	12,640	44,196,049	1,040,956*
Total	$94,520,791	$383,588,561	$(416,844,250)	$1,889	$12,640	$61,279,631	$1,424,483

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	15.92%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-4.63%
AT&T, Inc.	37,405	$761,940
DISH Network Corp., Class A(b)(c)	51,748	744,654
Integral Ad Science Holding Corp.(b)	72,656	746,904
Iridium Communications, Inc.(b)	11,986	717,242
Radius Global Infrastructure, Inc., Class A(b)	55,544	748,178
T-Mobile US, Inc.(b)	4,957	740,129
WideOpenWest, Inc.(b)(c)	64,919	745,919
ZipRecruiter, Inc., Class A(b)(c)	39,156	769,024
		5,973,990
Consumer Discretionary-9.95%
Advance Auto Parts, Inc.	4,877	742,670
Arko Corp.(c)	86,767	727,975
Bath & Body Works, Inc.(c)	15,981	735,286
Bloomin’ Brands, Inc.	30,210	732,593
Dave & Buster’s Entertainment, Inc.(b)	17,085	740,635
Dollar General Corp.	3,119	728,598
Everi Holdings, Inc.(b)	44,021	764,645
lululemon athletica, inc.(b)	2,300	705,824
Mobileye Global, Inc., Class A (Israel)(b)	20,934	808,052
Newell Brands, Inc.(c)	47,794	762,792
Planet Fitness, Inc., Class A(b)(c)	9,080	768,622
Polaris, Inc.(c)	6,924	795,152
Target Corp.	4,434	763,269
Tempur Sealy International, Inc.(c)	18,737	763,533
Tractor Supply Co.	3,392	773,342
Ulta Beauty, Inc.(b)	1,464	752,437
Xponential Fitness, Inc., Class A(b)(c)	28,054	770,924
		12,836,349
Consumer Staples-1.73%
Darling Ingredients, Inc.(b)	10,960	726,538
Estee Lauder Cos., Inc. (The), Class A	2,688	744,791
Primo Water Corp.	48,766	763,188
		2,234,517
Energy-12.83%
Antero Resources Corp.(b)	24,466	705,599
APA Corp.	15,953	707,196
Black Stone Minerals L.P.	43,967	715,783
Cheniere Energy, Inc.	4,741	724,377
ConocoPhillips	5,906	719,764
Devon Energy Corp.	11,109	702,533
Diamondback Energy, Inc.	4,875	712,335
Energy Transfer L.P.	56,371	748,607
Enterprise Products Partners L.P.	27,945	715,392
Enviva, Inc.(c)	15,485	704,258
EOG Resources, Inc.	5,418	716,531
Halliburton Co.	17,678	728,687
Kimbell Royalty Partners L.P.	43,726	712,297
Marathon Oil Corp.	25,800	708,726
Marathon Petroleum Corp.	5,722	735,391
NexTier Oilfield Solutions, Inc.(b)	79,657	750,369
Northern Oil and Gas, Inc.	22,159	742,770
Occidental Petroleum Corp.	10,750	696,493
Patterson-UTI Energy, Inc.	44,956	755,261
Pioneer Natural Resources Co.	3,005	692,202
Targa Resources Corp.	9,507	713,215
Valero Energy Corp.	5,039	705,611
Williams Cos., Inc. (The)	22,864	737,135
		16,550,532
	Shares	Value
Financials-18.52%
Allstate Corp. (The)	5,725	$735,491
American Equity Investment Life Holding Co.	15,719	749,010
Arthur J. Gallagher & Co.	3,710	726,121
AssetMark Financial Holdings, Inc.(b)	29,039	770,695
Axos Financial, Inc.(b)	17,299	832,428
Cadence Bank(c)	28,807	736,883
Chubb Ltd.	3,263	742,300
Coastal Financial Corp.(b)(c)	16,790	766,799
First Merchants Corp.	17,893	762,958
First Republic Bank	5,282	744,128
Globe Life, Inc.	6,126	740,327
Hancock Whitney Corp.(c)	14,929	768,545
Huntington Bancshares, Inc.	50,978	773,336
Intercontinental Exchange, Inc.	6,631	713,164
Ladder Capital Corp.	65,689	735,717
Merchants Bancorp	28,098	808,379
Mercury General Corp.	20,658	738,110
NBT Bancorp, Inc.	16,937	665,793
Nexpoint Real Estate Finance, Inc.(c)	32,764	624,154
Old Second Bancorp, Inc.	47,105	800,314
Open Lending Corp., Class A(b)(c)	83,737	734,374
Origin Bancorp, Inc.(c)	18,810	705,375
Pacific Premier Bancorp, Inc.	23,553	761,704
Redwood Trust, Inc.(c)	92,574	773,919
Starwood Property Trust, Inc.(c)	35,173	734,764
Texas Capital Bancshares, Inc.(b)	11,312	747,384
TPG RE Finance Trust, Inc.	88,693	772,516
Travelers Cos., Inc. (The)	3,881	741,737
Valley National Bancorp	64,919	771,238
Voya Financial, Inc.(c)	10,584	738,446
Willis Towers Watson PLC	2,843	722,662
Wintrust Financial Corp.	8,246	754,262
		23,893,033
Health Care-11.98%
89bio, Inc.(b)(c)	57,682	673,726
Acadia Healthcare Co., Inc.(b)	8,500	714,170
ADMA Biologics, Inc.(b)(c)	205,514	758,347
AngioDynamics, Inc.(b)	54,002	703,106
Apellis Pharmaceuticals, Inc.(b)	13,819	728,676
Argenx SE, ADR (Netherlands)(b)	1,839	702,958
Aveanna Healthcare Holdings, Inc.(b)	325,402	396,990
Avidity Biosciences, Inc.(b)(c)	32,012	758,684
Blueprint Medicines Corp.(b)	15,406	720,076
Boston Scientific Corp.(b)	15,767	729,224
CareDx, Inc.(b)(c)	50,196	749,928
Cymabay Therapeutics, Inc.(b)(c)	103,646	869,590
Encompass Health Corp.	11,476	716,676
Health Catalyst, Inc.(b)(c)	55,803	775,662
InflaRx N.V. (Germany)(b)	81,251	176,315
Mirum Pharmaceuticals, Inc.(b)(c)	33,850	794,798
Ocular Therapeutix, Inc.(b)(c)	175,439	685,966
QuidelOrtho Corp.(b)	8,162	698,749
REGENXBIO, Inc.(b)(c)	31,274	725,869
Sol-Gel Technologies Ltd. (Israel)(b)(c)	5,888	30,147
Tarsus Pharmaceuticals, Inc.(b)(c)	48,178	759,285
Tenet Healthcare Corp.(b)	13,956	765,487
Xencor, Inc.(b)(c)	24,950	821,354
		15,455,783
Industrials-14.07%
Axon Enterprise, Inc.(b)	3,888	759,871
Bloom Energy Corp., Class A(b)(c)	29,921	745,930
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Byrna Technologies, Inc.(b)(c)	36,612	$356,601
Casella Waste Systems, Inc., Class A(b)(c)	9,039	724,205
Chart Industries, Inc.(b)	5,654	757,523
Clean Harbors, Inc.(b)	5,763	750,919
Construction Partners, Inc., Class A(b)(c)	27,517	778,456
Copa Holdings S.A., Class A (Panama)(b)(c)	7,827	720,710
Delta Air Lines, Inc.(b)	18,429	720,574
Federal Signal Corp.	14,140	752,955
Forward Air Corp.	7,111	766,921
FTC Solar, Inc.(b)(c)	247,182	679,750
Griffon Corp.	18,929	773,817
PACCAR, Inc.	7,252	792,716
ReneSola Ltd., ADR (China)(b)	137,533	695,917
Ryanair Holdings PLC, ADR (Ireland)(b)	7,680	695,270
Shyft Group, Inc. (The)	23,151	770,697
Southwest Airlines Co.	19,409	694,260
Tecnoglass, Inc.	21,883	749,274
Union Pacific Corp.	3,447	703,843
United Parcel Service, Inc., Class B	4,038	747,959
V2X, Inc.(b)	16,720	738,355
Wabash National Corp.	28,714	739,673
Waste Connections, Inc.	5,592	743,177
WESCO International, Inc.(b)	5,287	787,816
		18,147,189
Information Technology-13.96%
Alarm.com Holdings, Inc.(b)	14,109	756,243
Avnet, Inc.(c)	16,351	750,184
Cognex Corp.	13,945	763,349
Edgio, Inc.(b)	532,814	836,518
EngageSmart, Inc.(b)	37,858	745,803
Fastly, Inc., Class A(b)(c)	70,244	727,026
Fidelity National Information Services, Inc.	9,731	730,214
Flywire Corp.(b)	27,371	738,196
GoDaddy, Inc., Class A(b)	8,987	738,102
HubSpot, Inc.(b)	2,180	756,482
I3 Verticals, Inc., Class A(b)(c)	24,820	717,794
Itron, Inc.(b)	12,664	727,800
Jabil, Inc.	9,057	712,152
Juniper Networks, Inc.	22,864	738,507
Microchip Technology, Inc.	9,773	758,580
New Relic, Inc.(b)	12,419	758,180
nLight, Inc.(b)(c)	59,842	742,041
Palantir Technologies, Inc., Class A(b)(c)	102,464	797,170
Pure Storage, Inc., Class A(b)(c)	27,655	800,336
RingCentral, Inc., Class A(b)	19,766	771,467
Roper Technologies, Inc.	1,629	695,176
salesforce.com, inc.(b)	4,756	798,865
SS&C Technologies Holdings, Inc.	12,783	771,454
TD SYNNEX Corp.	6,596	673,781
		18,005,420
Materials-1.24%
Graphic Packaging Holding Co.	31,884	768,086
Scotts Miracle-Gro Co. (The)(c)	11,538	832,928
		1,601,014
	Shares	Value
Real Estate-10.54%
Agree Realty Corp.	9,680	$722,418
CareTrust REIT, Inc.	36,868	763,905
CBRE Group, Inc., Class A(b)	8,534	729,742
CubeSmart(c)	16,873	772,615
Cushman & Wakefield PLC(b)(c)	51,159	738,224
Digital Realty Trust, Inc.	6,739	772,424
DigitalBridge Group, Inc.(c)	60,243	891,596
EPR Properties	17,809	756,526
Equinix, Inc.	999	737,392
Federal Realty Investment Trust	6,682	745,244
Kite Realty Group Trust(c)	35,019	759,912
Medical Properties Trust, Inc.(c)	52,427	678,930
PotlatchDeltic Corp.(c)	15,661	766,606
Prologis, Inc.	5,856	757,064
SBA Communications Corp., Class A	2,423	720,915
Uniti Group, Inc.	116,016	764,546
Welltower, Inc.	9,876	741,095
Weyerhaeuser Co.	22,457	773,195
		13,592,349
Utilities-0.56%
Sunnova Energy International, Inc.(b)(c)	37,001	720,779
Total Common Stocks & Other Equity Interests (Cost $108,153,727)		129,010,955
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $9,462)	9,462	9,462
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $108,163,189)		129,020,417
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.89%
Invesco Private Government Fund, 4.36%(d)(e)(f)	6,820,053	6,820,053
Invesco Private Prime Fund, 4.59%(d)(e)(f)	17,535,746	17,541,006
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,360,660)		24,361,059
TOTAL INVESTMENTS IN SECURITIES-118.91% (Cost $132,523,849)		153,381,476
OTHER ASSETS LESS LIABILITIES-(18.91)%		(24,387,506)
NET ASSETS-100.00%		$128,993,970

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,638	$2,337,826	$(2,338,002)	$-	$-	$9,462	$836
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,869,651	34,352,214	(34,401,812)	-	-	6,820,053	126,244*
Invesco Private Prime Fund	15,899,917	70,723,829	(69,088,103)	(1,550)	6,913	17,541,006	344,372*
Total	$22,779,206	$107,413,869	$(105,827,917)	$(1,550)	$6,913	$24,370,521	$471,452

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-104.62%
Communication Services-8.20%
Activision Blizzard, Inc.	2,267	$173,584
Alphabet, Inc., Class A(b)	19,020	1,879,937
Alphabet, Inc., Class C(b)	16,861	1,683,908
AT&T, Inc.	22,695	462,297
Charter Communications, Inc., Class A(b)	345	132,587
Comcast Corp., Class A	13,736	540,512
DISH Network Corp., Class A(b)	801	11,526
Electronic Arts, Inc.	837	107,705
Fox Corp., Class A	962	32,650
Fox Corp., Class B	435	13,790
Interpublic Group of Cos., Inc. (The)	1,232	44,919
Live Nation Entertainment, Inc.(b)	453	36,462
Lumen Technologies, Inc.	3,374	17,713
Match Group, Inc.(b)	889	48,113
Meta Platforms, Inc., Class A(b)	7,161	1,066,774
Netflix, Inc.(b)	1,418	501,773
News Corp., Class A	1,218	24,677
News Corp., Class B	366	7,481
Omnicom Group, Inc.	647	55,636
Paramount Global, Class B	1,596	36,963
Take-Two Interactive Software, Inc.(b)	503	56,955
T-Mobile US, Inc.(b)	1,902	283,988
Verizon Communications, Inc.	13,374	555,957
Walt Disney Co. (The)(b)	5,803	629,567
Warner Bros Discovery, Inc.(b)	7,036	104,274
		8,509,748
Consumer Discretionary-11.11%
Advance Auto Parts, Inc.	191	29,085
Amazon.com, Inc.(b)	28,264	2,914,866
Aptiv PLC(b)	861	97,370
AutoZone, Inc.(b)	59	143,892
Bath & Body Works, Inc.	725	33,357
Best Buy Co., Inc.	638	56,603
Booking Holdings, Inc.(b)	126	306,697
BorgWarner, Inc.	742	35,082
Caesars Entertainment, Inc.(b)	675	35,141
CarMax, Inc.(b)	500	35,225
Carnival Corp.(b)	3,161	34,202
Chipotle Mexican Grill, Inc.(b)	89	146,528
D.R. Horton, Inc.	996	98,295
Darden Restaurants, Inc.	390	57,708
Dollar General Corp.	719	167,958
Dollar Tree, Inc.(b)	670	100,621
Domino’s Pizza, Inc.	113	39,889
eBay, Inc.	1,729	85,586
Etsy, Inc.(b)	398	54,757
Expedia Group, Inc.(b)	479	54,750
Ford Motor Co.	12,576	169,902
Garmin Ltd.	488	48,253
General Motors Co.	4,522	177,805
Genuine Parts Co.	447	75,016
Hasbro, Inc.	412	24,378
Hilton Worldwide Holdings, Inc.	860	124,777
Home Depot, Inc. (The)	3,259	1,056,470
Las Vegas Sands Corp.(b)	1,039	61,301
Lennar Corp., Class A	812	83,149
LKQ Corp.	802	47,286
Lowe’s Cos., Inc.	1,976	411,502
Marriott International, Inc., Class A	855	148,924
McDonald’s Corp.	2,330	623,042
MGM Resorts International	1,016	42,073
	Shares	Value
Consumer Discretionary-(continued)
Mohawk Industries, Inc.(b)	168	$20,170
Newell Brands, Inc.	1,199	19,136
NIKE, Inc., Class B	4,009	510,466
Norwegian Cruise Line Holdings Ltd.(b)	1,337	20,336
NVR, Inc.(b)	11	57,970
O’Reilly Automotive, Inc.(b)	199	157,678
Pool Corp.	127	48,972
PulteGroup, Inc.	723	41,131
Ralph Lauren Corp.	134	16,596
Ross Stores, Inc.	1,105	130,600
Royal Caribbean Cruises Ltd.(b)	693	45,003
Starbucks Corp.	3,654	398,798
Tapestry, Inc.	771	35,134
Target Corp.	1,464	252,013
Tesla, Inc.(b)	8,548	1,480,685
TJX Cos., Inc. (The)	3,698	302,718
Tractor Supply Co.	350	79,797
Ulta Beauty, Inc.(b)	162	83,262
VF Corp.	1,039	32,147
Whirlpool Corp.	173	26,917
Wynn Resorts Ltd.(b)	330	34,201
Yum! Brands, Inc.	897	117,067
		11,532,287
Consumer Staples-7.02%
Altria Group, Inc.	5,705	256,953
Archer-Daniels-Midland Co.	1,747	144,739
Brown-Forman Corp., Class B	575	38,284
Campbell Soup Co.	640	33,235
Church & Dwight Co., Inc.	776	62,747
Clorox Co. (The)	393	56,863
Coca-Cola Co. (The)	12,393	759,939
Colgate-Palmolive Co.	2,659	198,175
Conagra Brands, Inc.	1,517	56,417
Constellation Brands, Inc., Class A	518	119,927
Costco Wholesale Corp.	1,410	720,707
Estee Lauder Cos., Inc. (The), Class A	738	204,485
General Mills, Inc.	1,889	148,022
Hershey Co. (The)	467	104,888
Hormel Foods Corp.	917	41,549
JM Smucker Co. (The)	342	52,258
Kellogg Co.	816	55,961
Keurig Dr Pepper, Inc.	2,707	95,503
Kimberly-Clark Corp.	1,073	139,501
Kraft Heinz Co. (The)	2,533	102,663
Kroger Co. (The)	2,073	92,518
Lamb Weston Holdings, Inc.	456	45,550
McCormick & Co., Inc.	798	59,946
Molson Coors Beverage Co., Class B	593	31,180
Mondelez International, Inc., Class A	4,348	284,533
Monster Beverage Corp.(b)	1,214	126,353
PepsiCo, Inc.	4,387	750,265
Philip Morris International, Inc.	4,935	514,424
Procter & Gamble Co. (The)	7,546	1,074,399
Sysco Corp.	1,615	125,098
Tyson Foods, Inc., Class A	918	60,359
Walgreens Boots Alliance, Inc.	2,285	84,225
Walmart, Inc.	4,495	646,696
		7,288,362
Energy-5.29%
APA Corp.	1,018	45,128
Baker Hughes Co., Class A	3,190	101,251
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Chevron Corp.	5,665	$985,823
ConocoPhillips	3,968	483,580
Coterra Energy, Inc.	2,512	62,875
Devon Energy Corp.	2,081	131,602
Diamondback Energy, Inc.	559	81,681
EOG Resources, Inc.	1,870	247,308
EQT Corp.	1,168	38,159
Exxon Mobil Corp.	13,115	1,521,471
Halliburton Co.	2,891	119,167
Hess Corp.	883	132,591
Kinder Morgan, Inc.	6,297	115,235
Marathon Oil Corp.	2,010	55,215
Marathon Petroleum Corp.	1,493	191,880
Occidental Petroleum Corp.	2,316	150,054
ONEOK, Inc.	1,424	97,516
Phillips 66	1,505	150,906
Pioneer Natural Resources Co.	755	173,914
Schlumberger Ltd.	4,514	257,208
Targa Resources Corp.	718	53,864
Valero Energy Corp.	1,229	172,097
Williams Cos., Inc. (The)	3,879	125,059
		5,493,584
Financials-12.26%
Aflac, Inc.	1,802	132,447
Allstate Corp. (The)	843	108,300
American Express Co.	1,904	333,067
American International Group, Inc.	2,365	149,515
Ameriprise Financial, Inc.	341	119,391
Aon PLC, Class A	657	209,373
Arch Capital Group Ltd.(b)	1,177	75,740
Arthur J. Gallagher & Co.	671	131,328
Assurant, Inc.	168	22,275
Bank of America Corp.	22,227	788,614
Bank of New York Mellon Corp. (The)	2,341	118,384
Berkshire Hathaway, Inc., Class B(b)	5,736	1,786,879
BlackRock, Inc.	478	362,902
Brown & Brown, Inc.	744	43,569
Capital One Financial Corp.	1,216	144,704
Cboe Global Markets, Inc.	340	41,779
Charles Schwab Corp. (The)	4,857	376,029
Chubb Ltd.	1,322	300,742
Cincinnati Financial Corp.	501	56,688
Citigroup, Inc.	6,168	322,093
Citizens Financial Group, Inc.	1,567	67,882
CME Group, Inc., Class A	1,143	201,922
Comerica, Inc.	416	30,497
Discover Financial Services	869	101,438
Everest Re Group Ltd.	127	44,411
FactSet Research Systems, Inc.	124	52,445
Fifth Third Bancorp	2,186	79,330
First Republic Bank	582	81,992
Franklin Resources, Inc.	898	28,018
Globe Life, Inc.	285	34,442
Goldman Sachs Group, Inc. (The)	1,077	393,977
Hartford Financial Services Group, Inc. (The)	1,014	78,697
Huntington Bancshares, Inc.	4,596	69,721
Intercontinental Exchange, Inc.	1,778	191,224
Invesco Ltd.(c)	1,437	26,599
JPMorgan Chase & Co.	9,342	1,307,506
KeyCorp	2,970	56,994
Lincoln National Corp.	490	17,361
Loews Corp.	626	38,486
	Shares	Value
Financials-(continued)
M&T Bank Corp.	548	$85,488
MarketAxess Holdings, Inc.	122	44,390
Marsh & McLennan Cos., Inc.	1,579	276,183
MetLife, Inc.	2,099	153,269
Moody’s Corp.	502	162,021
Morgan Stanley	4,199	408,689
MSCI, Inc.	254	135,016
Nasdaq, Inc.	1,078	64,885
Northern Trust Corp.	662	64,194
PNC Financial Services Group, Inc. (The)	1,283	212,247
Principal Financial Group, Inc.	722	66,821
Progressive Corp. (The)	1,862	253,884
Prudential Financial, Inc.	1,171	122,885
Raymond James Financial, Inc.	614	69,241
Regions Financial Corp.	2,975	70,032
S&P Global, Inc.	1,059	397,061
Signature Bank	200	25,790
State Street Corp.	1,168	106,673
SVB Financial Group(b)	188	56,859
Synchrony Financial	1,428	52,450
T. Rowe Price Group, Inc.	713	83,043
Travelers Cos., Inc. (The)	742	141,811
Truist Financial Corp.	4,223	208,574
U.S. Bancorp	4,306	214,439
W.R. Berkley Corp.	649	45,521
Wells Fargo & Co.	12,132	568,627
Willis Towers Watson PLC	348	88,458
Zions Bancorporation N.A.	476	25,304
		12,730,616
Health Care-15.34%
Abbott Laboratories	5,551	613,663
AbbVie, Inc.	5,630	831,833
Agilent Technologies, Inc.	940	142,955
Align Technology, Inc.(b)	234	63,117
AmerisourceBergen Corp.	517	87,352
Amgen, Inc.	1,700	429,080
Baxter International, Inc.	1,605	73,332
Becton, Dickinson and Co.	908	229,016
Biogen, Inc.(b)	458	133,232
Bio-Rad Laboratories, Inc., Class A(b)	68	31,787
Bio-Techne Corp.	501	39,910
Boston Scientific Corp.(b)	4,561	210,946
Bristol-Myers Squibb Co.	6,772	491,986
Cardinal Health, Inc.	840	64,890
Catalent, Inc.(b)	565	30,256
Centene Corp.(b)	1,803	137,461
Charles River Laboratories International, Inc.(b)	161	39,163
Cigna Corp.	973	308,120
Cooper Cos., Inc. (The)	156	54,433
CVS Health Corp.	4,184	369,113
Danaher Corp.	2,086	551,497
DaVita, Inc.(b)	175	14,418
DENTSPLY SIRONA, Inc.	677	24,934
DexCom, Inc.(b)	1,231	131,828
Edwards Lifesciences Corp.(b)	1,967	150,869
Elevance Health, Inc.	759	379,492
Eli Lilly and Co.	2,512	864,505
GE HealthCare Technologies, Inc.(b)	1,183	82,242
Gilead Sciences, Inc.	3,995	335,340
HCA Healthcare, Inc.	675	172,172
Henry Schein, Inc.(b)	433	37,303
Hologic, Inc.(b)	795	64,689

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
Humana, Inc.	403	$206,215
IDEXX Laboratories, Inc.(b)	263	126,372
Illumina, Inc.(b)	502	107,528
Incyte Corp.(b)	588	50,062
Intuitive Surgical, Inc.(b)	1,126	276,647
IQVIA Holdings, Inc.(b)	592	135,811
Johnson & Johnson	8,325	1,360,472
Laboratory Corp. of America Holdings	282	71,098
McKesson Corp.	450	170,406
Medtronic PLC	4,231	354,092
Merck & Co., Inc.	8,071	866,906
Mettler-Toledo International, Inc.(b)	70	107,304
Moderna, Inc.(b)	1,050	184,863
Molina Healthcare, Inc.(b)	186	58,000
Organon & Co.	805	24,255
PerkinElmer, Inc.	400	55,012
Pfizer, Inc.	17,873	789,272
Quest Diagnostics, Inc.	361	53,601
Regeneron Pharmaceuticals, Inc.(b)	345	261,672
ResMed, Inc.	466	106,420
STERIS PLC	318	65,670
Stryker Corp.	1,071	271,831
Teleflex, Inc.	148	36,026
Thermo Fisher Scientific, Inc.	1,247	711,202
UnitedHealth Group, Inc.	2,975	1,485,090
Universal Health Services, Inc., Class B	202	29,938
Vertex Pharmaceuticals, Inc.(b)	818	264,296
Viatris, Inc.	3,861	46,950
Waters Corp.(b)	189	62,102
West Pharmaceutical Services, Inc.	239	63,478
Zimmer Biomet Holdings, Inc.	668	85,063
Zoetis, Inc.	1,483	245,422
		15,924,010
Industrials-8.77%
3M Co.	1,758	202,311
A.O. Smith Corp.	404	27,351
Alaska Air Group, Inc.(b)	402	20,639
Allegion PLC	279	32,796
American Airlines Group, Inc.(b)	2,047	33,039
AMETEK, Inc.	733	106,226
Boeing Co. (The)(b)	1,784	379,992
C.H. Robinson Worldwide, Inc.	380	38,065
Carrier Global Corp.	2,662	121,201
Caterpillar, Inc.	1,656	417,792
Cintas Corp.	274	121,585
Copart, Inc.(b)	1,363	90,789
CoStar Group, Inc.(b)	1,295	100,881
CSX Corp.	6,693	206,948
Cummins, Inc.	447	111,544
Deere & Co.	873	369,139
Delta Air Lines, Inc.(b)	2,039	79,725
Dover Corp.	445	67,564
Eaton Corp. PLC	1,265	205,196
Emerson Electric Co.	1,882	169,794
Equifax, Inc.	390	86,658
Expeditors International of Washington, Inc.	508	54,940
Fastenal Co.	1,825	92,254
FedEx Corp.	761	147,527
Fortive Corp.	1,128	76,738
Generac Holdings, Inc.(b)	202	24,361
General Dynamics Corp.	718	167,337
General Electric Co.	3,480	280,070
	Shares	Value
Industrials-(continued)
Honeywell International, Inc.	2,139	$445,939
Howmet Aerospace, Inc.	1,172	47,689
Huntington Ingalls Industries, Inc.	130	28,670
IDEX Corp.	244	58,482
Illinois Tool Works, Inc.	890	210,076
Ingersoll Rand, Inc.	1,290	72,223
J.B. Hunt Transport Services, Inc.	263	49,720
Jacobs Solutions, Inc.	404	49,914
Johnson Controls International PLC	2,193	152,567
L3Harris Technologies, Inc.	607	130,396
Leidos Holdings, Inc.	437	43,193
Lockheed Martin Corp.	741	343,276
Masco Corp.	715	38,038
Nordson Corp.	171	41,604
Norfolk Southern Corp.	739	181,654
Northrop Grumman Corp.	460	206,098
Old Dominion Freight Line, Inc.	288	95,973
Otis Worldwide Corp.	1,327	109,119
PACCAR, Inc.	1,108	121,115
Parker-Hannifin Corp.	409	133,334
Pentair PLC	523	28,964
Quanta Services, Inc.	453	68,942
Raytheon Technologies Corp.	4,682	467,498
Republic Services, Inc.	652	81,383
Robert Half International, Inc.	345	28,966
Rockwell Automation, Inc.	364	102,659
Rollins, Inc.	736	26,790
Snap-on, Inc.	169	42,035
Southwest Airlines Co.	1,890	67,605
Stanley Black & Decker, Inc.	470	41,976
Textron, Inc.	663	48,300
Trane Technologies PLC	735	131,653
TransDigm Group, Inc.	163	116,993
Union Pacific Corp.	1,956	399,396
United Airlines Holdings, Inc.(b)	1,038	50,820
United Parcel Service, Inc., Class B	2,325	430,660
United Rentals, Inc.(b)	222	97,891
Verisk Analytics, Inc.	498	90,531
W.W. Grainger, Inc.	149	87,833
Wabtec Corp.	578	60,002
Waste Management, Inc.	1,189	183,974
Xylem, Inc.	573	59,598
		9,106,011
Information Technology-27.71%
Accenture PLC, Class A	2,007	560,053
Adobe, Inc.(b)	1,479	547,733
Advanced Micro Devices, Inc.(b)	5,133	385,745
Akamai Technologies, Inc.(b)	497	44,208
Amphenol Corp., Class A	1,895	151,164
Analog Devices, Inc.	1,635	280,353
ANSYS, Inc.(b)	277	73,782
Apple, Inc.	47,616	6,870,513
Applied Materials, Inc.	2,738	305,260
Arista Networks, Inc.(b)	787	99,178
Autodesk, Inc.(b)	687	147,815
Automatic Data Processing, Inc.	1,321	298,295
Broadcom, Inc.	1,290	754,663
Broadridge Financial Solutions, Inc.	373	56,084
Cadence Design Systems, Inc.(b)	872	159,428
CDW Corp.	432	84,685
Ceridian HCM Holding, Inc.(b)	484	34,984
Cisco Systems, Inc.	13,074	636,312

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Cognizant Technology Solutions Corp., Class A	1,634	$109,069
Corning, Inc.	2,426	83,964
DXC Technology Co.(b)	731	21,002
Enphase Energy, Inc.(b)	434	96,079
EPAM Systems, Inc.(b)	183	60,875
F5, Inc.(b)	191	28,203
Fidelity National Information Services, Inc.	1,889	141,751
First Solar, Inc.(b)	316	56,122
Fiserv, Inc.(b)	2,024	215,920
FleetCor Technologies, Inc.(b)	238	49,697
Fortinet, Inc.(b)	2,064	108,030
Gartner, Inc.(b)	251	84,873
Gen Digital, Inc.	1,844	42,430
Global Payments, Inc.	859	96,826
Hewlett Packard Enterprise Co.	4,098	66,101
HP, Inc.	2,821	82,204
Intel Corp.	13,140	371,336
International Business Machines Corp.	2,879	387,888
Intuit, Inc.	898	379,558
Jack Henry & Associates, Inc.	235	42,321
Juniper Networks, Inc.	1,030	33,269
Keysight Technologies, Inc.(b)	568	101,871
KLA Corp.	449	176,224
Lam Research Corp.	436	218,044
Mastercard, Inc., Class A	2,704	1,002,102
Microchip Technology, Inc.	1,750	135,835
Micron Technology, Inc.	3,462	208,759
Microsoft Corp.	23,736	5,882,018
Monolithic Power Systems, Inc.	146	62,278
Motorola Solutions, Inc.	534	137,243
NetApp, Inc.	686	45,434
NVIDIA Corp.	7,928	1,548,893
NXP Semiconductors N.V. (China)	826	152,240
ON Semiconductor Corp.(b)	1,376	101,067
Oracle Corp.	4,895	433,012
Paychex, Inc.	1,022	118,409
Paycom Software, Inc.(b)	153	49,563
PayPal Holdings, Inc.(b)	3,629	295,727
PTC, Inc.(b)	339	45,724
Qorvo, Inc.(b)	324	35,206
QUALCOMM, Inc.	3,569	475,426
Roper Technologies, Inc.	340	145,095
salesforce.com, inc.(b)	3,185	534,984
Seagate Technology Holdings PLC	612	41,481
ServiceNow, Inc.(b)	645	293,559
Skyworks Solutions, Inc.	512	56,151
SolarEdge Technologies, Inc.(b)	178	56,805
Synopsys, Inc.(b)	486	171,922
TE Connectivity Ltd.	1,014	128,930
Teledyne Technologies, Inc.(b)	148	62,790
Teradyne, Inc.	492	50,036
Texas Instruments, Inc.	2,890	512,137
Trimble, Inc.(b)	785	45,577
Tyler Technologies, Inc.(b)	136	43,897
VeriSign, Inc.(b)	294	64,107
Visa, Inc., Class A	5,204	1,198,013
Western Digital Corp.(b)	1,005	44,170
Zebra Technologies Corp., Class A(b)	163	51,537
		28,774,039
Materials-2.93%
Air Products and Chemicals, Inc.	706	226,280
Albemarle Corp.	372	104,699
	Shares	Value
Materials-(continued)
Amcor PLC	4,740	$57,164
Avery Dennison Corp.	257	48,686
Ball Corp.	999	58,182
Celanese Corp.	318	39,178
CF Industries Holdings, Inc.	623	52,768
Corteva, Inc.	2,275	146,624
Dow, Inc.	2,239	132,885
DuPont de Nemours, Inc.	1,582	116,989
Eastman Chemical Co.	382	33,681
Ecolab, Inc.	788	122,006
FMC Corp.	399	53,119
Freeport-McMoRan, Inc.	4,551	203,066
International Flavors & Fragrances, Inc.	813	91,430
International Paper Co.	1,127	47,131
Linde PLC (United Kingdom)	1,574	520,900
LyondellBasell Industries N.V., Class A	809	78,222
Martin Marietta Materials, Inc.	198	71,209
Mosaic Co. (The)	1,084	53,701
Newmont Corp.	2,525	133,648
Nucor Corp.	818	138,258
Packaging Corp. of America	295	42,096
PPG Industries, Inc.	746	97,234
Sealed Air Corp.	460	25,190
Sherwin-Williams Co. (The)	750	177,442
Steel Dynamics, Inc.	530	63,939
Vulcan Materials Co.	423	77,549
WestRock Co.	805	31,588
		3,044,864
Real Estate-2.92%
Alexandria Real Estate Equities, Inc.	475	76,351
American Tower Corp.	1,482	331,064
AvalonBay Communities, Inc.	444	78,783
Boston Properties, Inc.	452	33,692
Camden Property Trust	341	42,015
CBRE Group, Inc., Class A(b)	1,007	86,109
Crown Castle, Inc.	1,378	204,096
Digital Realty Trust, Inc.	916	104,992
Equinix, Inc.	295	217,748
Equity Residential	1,082	68,869
Essex Property Trust, Inc.	206	46,570
Extra Space Storage, Inc.	426	67,236
Federal Realty Investment Trust	236	26,321
Healthpeak Properties, Inc.	1,699	46,689
Host Hotels & Resorts, Inc.	2,276	42,903
Invitation Homes, Inc.	1,847	60,027
Iron Mountain, Inc.	922	50,323
Kimco Realty Corp.	1,968	44,201
Mid-America Apartment Communities, Inc.	366	61,020
Prologis, Inc.	2,938	379,825
Public Storage	504	153,387
Realty Income Corp.	1,997	135,457
Regency Centers Corp.	486	32,382
SBA Communications Corp., Class A	346	102,945
Simon Property Group, Inc.	1,038	133,341
UDR, Inc.	974	41,483
Ventas, Inc.	1,272	65,902
VICI Properties, Inc.	3,067	104,830
Welltower, Inc.	1,505	112,935
Weyerhaeuser Co.	2,342	80,635
		3,032,131

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-3.07%
AES Corp. (The)	2,128	$58,328
Alliant Energy Corp.	800	43,224
Ameren Corp.	824	71,581
American Electric Power Co., Inc.	1,634	153,531
American Water Works Co., Inc.	578	90,451
Atmos Energy Corp.	444	52,188
CenterPoint Energy, Inc.	2,005	60,391
CMS Energy Corp.	920	58,135
Consolidated Edison, Inc.	1,132	107,891
Constellation Energy Corp.	1,039	88,689
Dominion Energy, Inc.	2,652	168,773
DTE Energy Co.	618	71,917
Duke Energy Corp.	2,450	251,002
Edison International	1,217	83,851
Entergy Corp.	646	69,949
Evergy, Inc.	729	45,672
Eversource Energy	1,109	91,304
Exelon Corp.	3,164	133,489
FirstEnergy Corp.	1,731	70,884
NextEra Energy, Inc.	6,327	472,184
NiSource, Inc.	1,282	35,575
NRG Energy, Inc.	725	24,810
	Shares	Value
Utilities-(continued)
PG&E Corp.(b)	5,126	$81,503
Pinnacle West Capital Corp.	359	26,763
PPL Corp.	2,343	69,353
Public Service Enterprise Group, Inc.	1,589	98,407
Sempra Energy	1,002	160,651
Southern Co. (The)	3,467	234,647
WEC Energy Group, Inc.	1,005	94,460
Xcel Energy, Inc.	1,741	119,729
		3,189,332
Total Common Stocks & Other Equity Interests (Cost $96,009,251)		108,624,984
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $3,808)	3,808	3,808
TOTAL INVESTMENTS IN SECURITIES-104.62% (Cost $96,013,059)		108,628,792
OTHER ASSETS LESS LIABILITIES-(4.62)%		(4,800,624)
NET ASSETS-100.00%		$103,828,168

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Invesco Ltd.	$24,206	$16,381	$(15,024)	$3,889	$(2,853)	$26,599	$777
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	1,977,137	(1,973,329)	-	-	3,808	579
Total	$24,206	$1,993,518	$(1,988,353)	$3,889	$(2,853)	$30,407	$1,356

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	02/17/2023	266	$ 3,920	$104,272,000	$(4,845,190)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.74%
Interpublic Group of Cos., Inc. (The)(b)	184,950	$6,743,277
Meta Platforms, Inc., Class A(c)	1,064,653	158,601,357
		165,344,634
Consumer Discretionary-3.34%
Best Buy Co., Inc.	102,560	9,099,123
Booking Holdings, Inc.(c)	20,974	51,052,814
Genuine Parts Co.	59,473	9,980,759
LKQ Corp.	113,727	6,705,344
NVR, Inc.(c)	1,611	8,489,970
Tapestry, Inc.(b)	128,551	5,858,069
TJX Cos., Inc. (The)	518,677	42,458,899
Ulta Beauty, Inc.(c)	27,474	14,120,537
		147,765,515
Consumer Staples-11.39%
Brown-Forman Corp., Class B	87,190	5,805,110
Coca-Cola Co. (The)	1,716,797	105,273,992
Costco Wholesale Corp.	223,192	114,082,359
Kraft Heinz Co. (The)	342,140	13,866,934
PepsiCo, Inc.	623,016	106,548,196
Procter & Gamble Co. (The)(b)	1,045,012	148,788,809
Tyson Foods, Inc., Class A	131,476	8,644,547
		503,009,947
Energy-14.24%
APA Corp.	171,792	7,615,539
Chevron Corp.	918,928	159,911,851
EOG Resources, Inc.	337,261	44,602,767
Exxon Mobil Corp.	2,061,055	239,102,991
Marathon Oil Corp.	404,001	11,097,907
Marathon Petroleum Corp.	306,039	39,332,132
Occidental Petroleum Corp.	500,421	32,422,277
Phillips 66	265,417	26,613,363
Schlumberger Ltd.	621,587	35,418,027
Valero Energy Corp.	233,168	32,650,515
		628,767,369
Financials-2.02%
American International Group, Inc.	333,832	21,104,859
Ameriprise Financial, Inc.	75,274	26,354,933
MarketAxess Holdings, Inc.	16,560	6,025,356
Principal Financial Group, Inc.(b)	132,259	12,240,570
T. Rowe Price Group, Inc.(b)	99,463	11,584,456
Willis Towers Watson PLC	46,394	11,792,891
		89,103,065
Health Care-13.82%
Abbott Laboratories	802,995	88,771,097
AbbVie, Inc.	863,855	127,634,576
Amgen, Inc.	239,625	60,481,350
Biogen, Inc.(c)	70,939	20,636,155
Bristol-Myers Squibb Co.	957,748	69,580,392
Eli Lilly and Co.	353,293	121,585,786
IDEXX Laboratories, Inc.(c)	51,524	24,757,282
Quest Diagnostics, Inc.	49,596	7,364,014
Teleflex, Inc.(b)	19,742	4,805,598
Vertex Pharmaceuticals, Inc.(c)	110,224	35,613,374
Waters Corp.(c)	39,868	13,099,828
Zoetis, Inc.	217,760	36,037,103
		610,366,555
Industrials-7.05%
3M Co.	260,983	30,033,924
	Shares	Value
Industrials-(continued)
A.O. Smith Corp.	56,434	$3,820,582
Allegion PLC	38,016	4,468,781
Carrier Global Corp.	428,569	19,512,746
Cintas Corp.	38,623	17,138,570
Expeditors International of Washington, Inc.	78,623	8,503,077
Fastenal Co.	254,785	12,879,382
Illinois Tool Works, Inc.	152,598	36,019,232
Ingersoll Rand, Inc.	184,197	10,315,032
L3Harris Technologies, Inc.(b)	80,533	17,300,099
Nordson Corp.	23,966	5,830,928
Northrop Grumman Corp.	62,831	28,150,801
Old Dominion Freight Line, Inc.	45,404	15,130,429
Robert Half International, Inc.	59,565	5,001,077
Rollins, Inc.	99,062	3,605,857
United Parcel Service, Inc., Class B	364,945	67,598,762
Verisk Analytics, Inc.	70,605	12,835,283
W.W. Grainger, Inc.	22,137	13,049,319
		311,193,881
Information Technology-39.25%
Accenture PLC, Class A	285,313	79,616,593
Apple, Inc.	1,515,433	218,661,828
Applied Materials, Inc.	435,518	48,555,902
Automatic Data Processing, Inc.	327,185	73,881,645
Broadcom, Inc.	216,624	126,727,206
Cadence Design Systems, Inc.(c)	135,298	24,736,533
Cisco Systems, Inc.	1,929,908	93,928,622
Corning, Inc.	344,580	11,925,914
Jack Henry & Associates, Inc.	34,756	6,259,208
Keysight Technologies, Inc.(c)	78,522	14,082,921
KLA Corp.	100,287	39,360,642
Lam Research Corp.	81,835	40,925,683
Mastercard, Inc., Class A	614,710	227,811,526
Microchip Technology, Inc.	270,500	20,996,210
Microsoft Corp.	873,852	216,549,264
NetApp, Inc.	137,915	9,134,110
NXP Semiconductors N.V. (China)	122,397	22,558,991
ON Semiconductor Corp.(c)	194,506	14,286,466
Paychex, Inc.	155,940	18,067,208
Paycom Software, Inc.(c)	22,981	7,444,465
QUALCOMM, Inc.	629,947	83,915,240
Roper Technologies, Inc.	48,904	20,869,782
Synopsys, Inc.(c)	67,990	24,051,463
Teradyne, Inc.(b)	85,178	8,662,603
Texas Instruments, Inc.	411,683	72,954,344
Visa, Inc., Class A(b)	902,075	207,666,686
		1,733,631,055
Materials-4.18%
CF Industries Holdings, Inc.	144,900	12,273,030
DuPont de Nemours, Inc.(b)	232,264	17,175,923
Eastman Chemical Co.	55,718	4,912,656
Freeport-McMoRan, Inc.	654,679	29,211,777
International Paper Co.	181,098	7,573,519
Linde PLC (United Kingdom)	228,768	75,708,482
LyondellBasell Industries N.V., Class A	117,870	11,396,850
Mosaic Co. (The)	171,095	8,476,046
Newmont Corp.	338,668	17,925,697
		184,653,980
Real Estate-0.71%
Public Storage	103,369	31,459,321
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Utilities-0.21%
PPL Corp.(b)	315,583	$9,341,257
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $4,084,137,337)		4,414,636,579
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.14%
Invesco Private Government Fund, 4.36%(d)(e)(f)	51,136,799	51,136,799
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	131,487,609	$131,527,053
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $182,660,936)		182,663,852
TOTAL INVESTMENTS IN SECURITIES-104.09% (Cost $4,266,798,273)		4,597,300,431
OTHER ASSETS LESS LIABILITIES-(4.09)%		(180,567,981)
NET ASSETS-100.00%		$4,416,732,450

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$61,264,847	$(61,264,847)	$-	$-	$-	$28,338
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	70,708,076	377,288,985	(396,860,262)	-	-	51,136,799	955,819*
Invesco Private Prime Fund	164,924,660	763,093,172	(796,518,889)	(10,967)	39,077	131,527,053	2,589,384*
Total	$235,632,736	$1,201,647,004	$(1,254,643,998)	$(10,967)	$39,077	$182,663,852	$3,573,541

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.60%
Madison Square Garden Entertainment Corp.(a)(b)	15,294	$799,723
Vimeo, Inc.(a)(b)	158,259	718,496
		1,518,219
Consumer Discretionary-6.53%
Kontoor Brands, Inc.(b)	44,148	2,108,509
Victoria’s Secret & Co.(a)(b)	40,256	1,696,790
		3,805,299
Energy-4.29%
DT Midstream, Inc.(b)	45,702	2,498,071
Health Care-13.49%
Embecta Corp.(b)	77,532	2,046,069
Enhabit, Inc.(a)	44,567	684,549
GE HealthCare Technologies, Inc.(a)	38,457	2,673,531
Organon & Co.	81,567	2,457,614
		7,861,763
Industrials-32.86%
Carrier Global Corp.	86,074	3,918,949
Esab Corp.	24,796	1,433,457
GXO Logistics, Inc.(a)(b)	51,051	2,671,499
IAA, Inc.(a)	64,072	2,673,724
MasterBrand, Inc.(a)	124,428	1,144,737
Otis Worldwide Corp.	46,125	3,792,859
RXO, Inc.(a)	60,355	1,105,704
U-Haul Holding Co., Series N(b)	38,919	2,404,805
		19,145,734
Information Technology-13.06%
Concentrix Corp.	17,985	2,550,453
Consensus Cloud Solutions, Inc.(a)	16,380	962,653
Kyndryl Holdings, Inc.(a)	144,236	1,931,320
Vontier Corp.(b)	93,997	2,164,751
		7,609,177
Materials-13.80%
Corteva, Inc.	59,060	3,806,417
Dow, Inc.	71,374	4,236,047
		8,042,464
	Shares	Value
Real Estate-6.47%
Apartment Income REIT Corp.	85,468	$3,270,006
Orion Office REIT, Inc.(b)	51,659	498,509
		3,768,515
Utilities-6.90%
Constellation Energy Corp.	47,090	4,019,603
Total Common Stocks & Other Equity Interests (Cost $47,808,112)		58,268,845
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(c)(d) (Cost $91,343)	91,343	91,343
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $47,899,455)		58,360,188
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.03%
Invesco Private Government Fund, 4.36%(c)(d)(e)	2,941,536	2,941,536
Invesco Private Prime Fund, 4.59%(c)(d)(e)	7,562,782	7,565,051
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,506,574)		10,506,587
TOTAL INVESTMENTS IN SECURITIES-118.19% (Cost $58,406,029)		68,866,775
OTHER ASSETS LESS LIABILITIES-(18.19)%		(10,599,919)
NET ASSETS-100.00%		$58,266,856
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$45,749	$2,320,301	$(2,274,707)	$-	$-	$91,343	$2,166
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,332,430	$19,977,375	$(19,368,269)	$-	$-	$2,941,536	$41,770*
Invesco Private Prime Fund	8,088,332	43,328,995	(43,854,147)	12	1,859	7,565,051	113,646*
Total	$10,466,511	$65,626,671	$(65,497,123)	$12	$1,859	$10,597,930	$157,582

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Building Products-10.72%
A.O. Smith Corp.	1,154,836	$78,182,397
Advanced Drainage Systems, Inc.	721,217	72,727,523
Zurn Elkay Water Solutions Corp.(b)	1,899,535	41,523,835
		192,433,755
Chemicals-8.07%
Ecolab, Inc.	936,320	144,970,426
Commercial Services & Supplies-2.96%
Tetra Tech, Inc.	341,707	53,142,273
Construction & Engineering-3.29%
Northwest Pipe Co.(c)	67,836	2,537,066
Stantec, Inc. (Canada)	115,122	6,004,764
Valmont Industries, Inc.	153,262	50,535,079
		59,076,909
Electronic Equipment, Instruments & Components-2.54%
Badger Meter, Inc.(b)	186,560	21,622,304
Itron, Inc.(b)(c)	418,712	24,063,379
		45,685,683
Life Sciences Tools & Services-11.26%
Danaher Corp.	513,117	135,657,872
Waters Corp.(c)	202,417	66,510,178
		202,168,050
Machinery-25.20%
Energy Recovery, Inc.(b)(c)	734,289	16,249,815
Evoqua Water Technologies Corp.(b)(c)	801,916	38,900,945
Franklin Electric Co., Inc.	250,519	22,621,866
Gorman-Rupp Co. (The)(b)	113,138	3,250,455
IDEX Corp.	295,432	70,809,142
Lindsay Corp.	78,000	12,216,360
Mueller Industries, Inc.(b)	404,877	26,539,687
Mueller Water Products, Inc., Class A	1,379,485	17,450,485
Pentair PLC(b)	1,532,555	84,872,896
Toro Co. (The)(b)	632,179	70,500,602
Watts Water Technologies, Inc., Class A(b)	148,780	24,328,506
Xylem, Inc.	624,402	64,944,052
		452,684,811
Software-7.60%
Roper Technologies, Inc.	319,644	136,408,077
Trading Companies & Distributors-9.48%
Ferguson PLC(b)	1,196,713	170,340,128
	Shares	Value
Water Utilities-18.82%
American States Water Co.(b)	256,603	$24,164,304
American Water Works Co., Inc.	874,736	136,887,437
Artesian Resources Corp., Class A(b)	64,553	3,802,172
California Water Service Group	352,910	21,587,505
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	4,921,123	54,181,564
Essential Utilities, Inc.	1,454,089	67,949,579
Global Water Resources, Inc.	37,928	539,715
Middlesex Water Co.(b)	133,127	11,164,030
SJW Group	178,518	13,819,078
York Water Co. (The)(b)	86,115	3,913,927
		338,009,311
Total Common Stocks & Other Equity Interests (Cost $1,492,366,941)		1,794,919,423

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $1,862,798)	1,862,798	1,862,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,494,229,739)		1,796,782,221
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.96%
Invesco Private Government Fund, 4.36%(d)(e)(f)	14,884,026	14,884,026
Invesco Private Prime Fund, 4.59%(d)(e)(f)	38,266,574	38,278,054
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,160,851)		53,162,080
TOTAL INVESTMENTS IN SECURITIES-103.00% (Cost $1,547,390,590)		1,849,944,301
OTHER ASSETS LESS LIABILITIES-(3.00)%		(53,856,621)
NET ASSETS-100.00%		$1,796,087,680

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,036,333	$20,339,109	$(20,512,644)	$-	$-	$1,862,798	$24,358
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,403,192	216,999,725	(216,518,891)	-	-	14,884,026	451,919*
Invesco Private Prime Fund	32,750,005	513,816,354	(508,305,185)	1,229	15,651	38,278,054	1,238,199*
Total	$49,189,530	$751,155,188	$(745,336,720)	$1,229	$15,651	$55,024,878	$1,714,476

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-3.72%
Archer Aviation, Inc., Class A(b)	5,332,275	$15,463,597
Lilium N.V. (Germany)(b)(c)	8,795,970	11,258,842
Vertical Aerospace Ltd. (United Kingdom)(b)(c)	3,044,765	6,302,664
		33,025,103
Airlines-1.45%
Joby Aviation, Inc.(b)(c)	2,907,131	12,849,519
Auto Components-4.62%
Gentherm, Inc.(b)	152,440	11,346,109
QuantumScape Corp.(b)(c)	1,796,537	15,288,530
Solid Power, Inc.(b)(c)	4,305,747	14,424,253
		41,058,892
Automobiles-12.04%
Fisker, Inc.(b)(c)	1,435,711	10,696,047
Gogoro, Inc. (Taiwan)(b)(c)	3,220,804	15,137,779
Lordstown Motors Corp., Class A(b)(c)	8,982,695	11,767,330
NIO, Inc., ADR (China)(b)	897,486	10,832,656
Polestar Automotive Holding UK PLC, ADR (Hong Kong)(b)(c)	2,251,881	12,610,533
Rivian Automotive, Inc., Class A(b)	495,474	9,612,196
Tesla, Inc.(b)	75,740	13,119,683
Workhorse Group, Inc.(b)(c)	6,023,091	13,311,031
Xpeng, Inc., ADR (China)(b)(c)	922,106	9,811,208
		106,898,463
Chemicals-4.23%
Albemarle Corp.	44,792	12,606,708
Livent Corp.(b)	498,556	12,922,572
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	123,547	12,050,774
		37,580,054
Commercial Services & Supplies-1.24%
Li-Cycle Holdings Corp. (Canada)(b)(c)	2,025,841	11,020,575
Construction & Engineering-5.42%
Ameresco, Inc., Class A(b)	182,021	11,734,894
MYR Group, Inc.(b)	122,365	12,121,477
Quanta Services, Inc.	75,005	11,415,011
ReneSola Ltd., ADR (China)(b)(c)	2,540,023	12,852,516
		48,123,898
Electrical Equipment-28.79%
American Superconductor Corp.(b)	1,015,597	5,514,692
Array Technologies, Inc.(b)	521,445	11,591,722
Ballard Power Systems, Inc. (Canada)(b)(c)	1,994,433	13,023,647
Beam Global(b)(c)	232,641	4,050,280
Blink Charging Co.(b)(c)	902,264	12,279,813
Bloom Energy Corp., Class A(b)	502,519	12,527,799
ChargePoint Holdings, Inc.(b)(c)	1,134,187	13,769,030
Energy Vault Holdings, Inc.(b)(c)	4,360,727	18,489,482
Enovix Corp.(b)(c)	935,370	7,426,838
ESS Tech, Inc.(b)(c)	4,305,747	9,515,701
Fluence Energy, Inc.(b)	547,548	13,217,809
FTC Solar, Inc.(b)(c)	4,318,033	11,874,591
FuelCell Energy, Inc.(b)	3,811,586	13,950,405
Plug Power, Inc.(b)	786,807	13,391,455
SES AI Corp.(b)(c)	2,951,808	9,740,966
Shoals Technologies Group, Inc., Class A(b)	420,370	11,724,119
Stem, Inc.(b)	1,079,427	10,643,150
SunPower Corp.(b)(c)	543,728	9,477,179
Sunrun, Inc.(b)	401,702	10,556,729
	Shares	Value
Electrical Equipment-(continued)
TPI Composites, Inc.(b)	1,151,481	$15,026,827
Tritium DCFC Ltd. (Australia)(b)(c)	7,680,058	10,291,278
Wallbox N.V. (Spain)(b)(c)	3,146,119	17,586,805
		255,670,317
Electronic Equipment, Instruments & Components-2.58%
Advanced Energy Industries, Inc.	118,466	10,986,537
Itron, Inc.(b)	208,210	11,965,829
		22,952,366
Independent Power and Renewable Electricity Producers-7.78%
Altus Power, Inc.(b)	1,660,780	13,319,456
Azure Power Global Ltd. (India)(b)(c)	2,277,268	9,245,708
Brookfield Renewable Corp., Class A	377,327	11,893,347
Ormat Technologies, Inc.	126,769	11,732,471
ReNew Energy Global PLC, Class A (India)(b)(c)	2,024,905	12,149,430
Sunnova Energy International, Inc.(b)	554,200	10,795,816
		69,136,228
Machinery-4.35%
ESCO Technologies, Inc.	113,751	11,197,649
Hyzon Motors, Inc.(b)(c)	6,639,525	14,142,188
Lion Electric Co. (The) (Canada)(b)(c)	5,082,892	13,317,177
		38,657,014
Metals & Mining-8.68%
5E Advanced Materials, Inc.(b)(c)	1,384,454	13,636,872
Lithium Americas Corp. (Canada)(b)(c)	493,829	12,459,306
MP Materials Corp.(b)	358,577	11,657,338
Piedmont Lithium, Inc.(b)	225,392	15,470,907
Sigma Lithium Corp. (Brazil)(b)(c)	330,780	10,088,790
Standard Lithium Ltd. (Canada)(b)(c)	3,138,537	13,778,177
		77,091,390
Oil, Gas & Consumable Fuels-1.01%
Gevo, Inc.(b)	4,240,926	8,990,763
Semiconductors & Semiconductor Equipment-12.12%
Canadian Solar, Inc. (Canada)(b)	333,535	14,031,817
Enphase Energy, Inc.(b)	32,455	7,184,888
First Solar, Inc.(b)	69,275	12,303,240
JinkoSolar Holding Co. Ltd., ADR (China)(b)	229,212	12,922,973
Maxeon Solar Technologies Ltd.(b)(c)	566,170	12,433,093
Navitas Semiconductor Corp.(b)(c)	2,973,730	14,749,701
SolarEdge Technologies, Inc.(b)	31,867	10,169,716
Universal Display Corp.	98,361	13,035,783
Wolfspeed, Inc.(b)	140,343	10,807,814
		107,639,025
Specialty Retail-1.92%
EVgo, Inc.(b)(c)	2,478,116	17,074,219
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,468,113,571)		887,767,826
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.18%
Invesco Private Government Fund, 4.36%(d)(e)(f)	71,750,984	71,750,984
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.59%(d)(e)(f)	187,364,647	$187,420,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $259,158,827)		259,171,838
TOTAL INVESTMENTS IN SECURITIES-129.13% (Cost $1,727,272,398)		1,146,939,664
OTHER ASSETS LESS LIABILITIES-(29.13)%		(258,709,879)
NET ASSETS-100.00%		$888,229,785

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$43,577,097	$(43,577,097)	$-	$-	$-	$15,703
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	104,086,434	339,837,007	(372,172,457)	-	-	71,750,984	1,457,454*
Invesco Private Prime Fund	246,283,566	763,269,673	(822,203,002)	(20,361)	90,978	187,420,854	4,031,608*
Investments in Other Affiliates:
American Superconductor Corp.**	10,901,875	7,884,174	(12,624,783)	16,714,339	(17,360,913)	5,514,692	-
Arcimoto, Inc.**	8,451,757	7,103,905	(8,233,695)	23,512,604	(30,834,571)	-	-
ElectraMeccanica Vehicles Corp.**	12,798,781	7,149,251	(13,620,459)	31,973,102	(38,300,675)	-	-
Total	$382,522,413	$1,168,821,107	$(1,272,431,493)	$72,179,684	$(86,405,181)	$264,686,530	$5,504,765

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2023, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
January 31, 2023
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023, for each Fund (except for S&P 500 BuyWrite ETF). As of January 31, 2023, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in S&P 500 BuyWrite ETF was based on Level 1 inputs.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,750,420,022	$-	$-	$1,750,420,022
Money Market Funds	995,366	74,643,849	-	75,639,215
Total Investments	$1,751,415,388	$74,643,849	$-	$1,826,059,237
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,075,482,025	$-	$-	$1,075,482,025
Money Market Funds	940,736	57,019,302	-	57,960,038
Total Investments	$1,076,422,761	$57,019,302	$-	$1,133,442,063
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$178,563,462	$-	$-	$178,563,462
Closed-End Funds	33,724,398	-	-	33,724,398
Money Market Funds	2,084,024	59,460,907	-	61,544,931
Total Investments in Securities	214,371,884	59,460,907	-	273,832,791
Other Investments - Assets
Swap Agreements	-	25,365	-	25,365
Total Investments	$214,371,884	$59,486,272	$-	$273,858,156
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$260,058,229	$-	$-	$260,058,229
Money Market Funds	165,681	69,194,241	-	69,359,922
Total Investments	$260,223,910	$69,194,241	$-	$329,418,151

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$170,849,114	$153,630,688	$-	$324,479,802
Exchange-Traded Funds	5,517,869	-	-	5,517,869
Money Market Funds	-	61,279,631	-	61,279,631
Total Investments	$176,366,983	$214,910,319	$-	$391,277,302
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$129,010,955	$-	$-	$129,010,955
Money Market Funds	9,462	24,361,059	-	24,370,521
Total Investments	$129,020,417	$24,361,059	$-	$153,381,476
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,414,636,579	$-	$-	$4,414,636,579
Money Market Funds	-	182,663,852	-	182,663,852
Total Investments	$4,414,636,579	$182,663,852	$-	$4,597,300,431
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,268,845	$-	$-	$58,268,845
Money Market Funds	91,343	10,506,587	-	10,597,930
Total Investments	$58,360,188	$10,506,587	$-	$68,866,775
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,794,919,423	$-	$-	$1,794,919,423
Money Market Funds	1,862,798	53,162,080	-	55,024,878
Total Investments	$1,796,782,221	$53,162,080	$-	$1,849,944,301
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$887,767,826	$-	$-	$887,767,826
Money Market Funds	-	259,171,838	-	259,171,838
Total Investments	$887,767,826	$259,171,838	$-	$1,146,939,664